Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2020
Selected Income Statement Data [Abstract]
Selected Revenues
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars (in thousands)
Sales of products	148,257	127,396	117,537
Service fees	7,602	6,623	5,637

	155,859	134,019	123,174

Selected Selling, General and Administrative Expenses Data

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars (in thousands)
Selling (*)	22,969	19,294	19,233
General and administrative	8,063	7,187	6,949

	31,032	26,481	26,182

(*) Including shipping and handling costs	2,356	1,063	884

Selected Financial Income (Expenses) Data

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars (in thousands)
Interest income	1,281	1,412	594
Other, net (*)	(506)	(611)	134

	775	801	728

(*)Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(351), $(352), and $226 in 2020, 2019 and 2018, respectively.